Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net revenues
Net revenues	$ 220,742	$ 189,919
Cost of revenues
Cost of revenues	145,391	118,287
Gross profit	75,351	71,632
Selling, general, and administrative expenses	72,505	64,699
Impairment of intangible assets and goodwill	1,081	1,282
Gain on sale of property, plant, and equipment	(2,336)	(1,052)
Gain on litigation proceeds	(4,750)	0
Gain on remeasurement of contingent consideration liabilities	(329)	(1,035)
Income from operations	9,180	7,738
Other income (expense)
Interest expense	(11,581)	(15,422)
Net unrealized gain (loss) on interest rate swap agreements	6,136	(12,945)
Gain on paycheck protection program loan forgiveness	6,604	0
Other, net	515	972
Total other income (expense), net	1,674	(27,395)
Income (loss) before provision for income taxes	10,854	(19,657)
Income tax provision (benefit)	(766)	9,957
Net income (loss)	10,088	(9,700)
Net loss attributable to the noncontrolling interests	(218)	(41)
Net income (loss) attributable to Vintage Wine Estates, Inc.	9,870	(9,741)
Accretion on redeemable Series B stock	5,785	4,978
Net income (loss) allocable to common stockholders	$ 4,085	$ (14,719)
Net earnings (loss) per share allocable to common stockholders
Basic	$ 0.14	$ (0.67)
Diluted	$ 0.14	$ (0.67)
Weighted average shares used in the calculation of earnings (loss) per share allocable to common stockholders
Basic	24,696,828	21,920,583
Diluted	25,179,502	21,920,583
Wine and Spirits
Net revenues
Net revenues	$ 177,331	$ 155,741
Cost of revenues
Cost of revenues	119,350	98,236
Nonwine
Net revenues
Net revenues	43,411	34,178
Cost of revenues
Cost of revenues	$ 26,041	$ 20,051